Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Reconciliation of operating leases (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average discount rate	4.50%
Adjustments due to changes in accounting policies	€ (391)		€ 0			€ (1,340)
CET1 phase-in percentage		12.34%		11.65%	11.47%
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Operating lease commitments at 31 December 2018					€ 8,699
Amount of operating lease commitments discounted by the Group rate					6,550
Liabilities under finance lease at 31 December 2018					96
Short-term leases recognised as expenses on a straight-line basis	(20)
Low-value leases recognised as expenses on a straight-line basis	(2)
Contracts revalued as service contracts	0
Adjustments resulting from different treatment of extension and termination options	556
Adjustments related to changes in the index or rate affecting variable payments	0
Lease liabilities	7,180	€ 3,049		€ 5,108	€ 190
Other reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustments due to changes in accounting policies	(391)		€ 0			€ 112
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	6,693
Adjustments due to changes in accounting policies	€ 6,693
CET1 phase-in percentage	0.20%
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Lease liabilities	€ 7,084
IFRS 16 | Other reserves
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustments due to changes in accounting policies	€ 391